Derivatives (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivatives Instruments Statements of Financial Performance and Financial Position, Location
The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company’s derivatives, excluding embedded derivatives, held at:

	Primary Underlying Risk Exposure	December 31,
		2015			2014
			Estimated Fair Value			Estimated Fair Value
		Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
		(In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps	Interest rate	$5,528	$2,215	$12	$6,044	$2,064	$21
Foreign currency swaps	Foreign currency exchange rate	2,154	62	159	2,708	65	100
Foreign currency forwards	Foreign currency exchange rate	1,685	—	52	2,335	—	291
Subtotal		9,367	2,277	223	11,087	2,129	412
Cash flow hedges:
Interest rate swaps	Interest rate	2,190	487	—	2,560	528	—
Interest rate forwards	Interest rate	105	23	—	225	63	—
Foreign currency swaps	Foreign currency exchange rate	23,661	1,303	1,803	18,325	563	930
Subtotal		25,956	1,813	1,803	21,110	1,154	930
Foreign operations hedges:
Foreign currency forwards	Foreign currency exchange rate	3,916	63	12	4,097	295	11
Currency options	Foreign currency exchange rate	7,569	205	36	6,419	415	—
Subtotal		11,485	268	48	10,516	710	11
Total qualifying hedges		46,808	4,358	2,074	42,713	3,993	1,353
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Interest rate swaps	Interest rate	89,336	5,111	2,247	93,266	4,570	2,051
Interest rate floors	Interest rate	23,837	311	48	55,645	440	199
Interest rate caps	Interest rate	68,928	105	3	49,128	145	1
Interest rate futures	Interest rate	5,808	4	7	2,707	4	9
Interest rate options	Interest rate	30,234	1,177	30	48,078	1,241	75
Interest rate forwards	Interest rate	43	1	—	—	—	—
Synthetic GICs	Interest rate	4,216	—	—	4,298	—	—
Foreign currency swaps	Foreign currency exchange rate	11,081	766	431	11,041	447	385
Foreign currency forwards	Foreign currency exchange rate	11,724	154	220	13,206	127	791
Currency futures	Foreign currency exchange rate	930	—	—	522	2	—
Currency options	Foreign currency exchange rate	9,590	466	189	8,324	585	340
Credit default swaps — purchased	Credit	1,870	28	34	2,830	8	34
Credit default swaps — written	Credit	10,311	78	13	10,527	181	6
Equity futures	Equity market	7,206	63	18	6,073	65	2
Equity index options	Equity market	55,682	1,542	1,041	39,345	1,426	1,036
Equity variance swaps	Equity market	23,437	195	636	24,598	196	639
TRRs	Equity market	3,803	47	58	3,297	22	101
Total non-designated or nonqualifying derivatives		358,036	10,048	4,975	372,885	9,459	5,669
Total		$404,844	$14,406	$7,049	$415,598	$13,452	$7,022

Components of Net Derivatives Gains (Losses)
The components of net derivative gains (losses) were as follows:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Freestanding derivatives and hedging gains (losses) (1)	$277	$1,638	$(8,343)
Embedded derivatives gains (losses)	(239)	(321)	5,104
Total net derivative gains (losses)	$38	$1,317	$(3,239)
______________

(1)	Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

Earned Income On Derivatives And Income Statement Location
The following table presents earned income on derivatives:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Qualifying hedges:
Net investment income	$219	$158	$135
Interest credited to policyholder account balances	25	101	150
Other expenses	(6)	(3)	(6)
Nonqualifying hedges:
Net investment income	(5)	(4)	(6)
Net derivative gains (losses)	1,024	828	328
Policyholder benefits and claims	16	40	(292)
Total	$1,273	$1,120	$309

Amount and location of gains (losses) recognized in income for derivatives that are not designated or qualifying as hedging instruments
The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

	Net Derivative Gains (Losses)	Net Investment Income (1)	Policyholder Benefits and Claims (2)
	(In millions)
Year Ended December 31, 2015
Interest rate derivatives	$(421)	$—	$5
Foreign currency exchange rate derivatives	547	—	—
Credit derivatives — purchased	7	(3)	—
Credit derivatives — written	(83)	—	—
Equity derivatives	(816)	(14)	(25)
Total	$(766)	$(17)	$(20)
Year Ended December 31, 2014
Interest rate derivatives	$1,545	$—	$42
Foreign currency exchange rate derivatives	(344)	—	—
Credit derivatives — purchased	(12)	—	—
Credit derivatives — written	21	—	—
Equity derivatives	(634)	(18)	(288)
Total	$576	$(18)	$(246)
Year Ended December 31, 2013
Interest rate derivatives	$(3,458)	$—	$(27)
Foreign currency exchange rate derivatives	(1,716)	—	—
Credit derivatives — purchased	(21)	(14)	—
Credit derivatives — written	130	1	—
Equity derivatives	(3,663)	(25)	(727)
Total	$(8,728)	$(38)	$(754)
______________

(1)
Changes in estimated fair value related to economic hedges of equity method investments in joint ventures, derivatives held in relation to trading portfolios and derivatives held within contractholder-directed unit-linked investments.

(2)	Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Net derivatives gains (losses) recognized on fair value derivatives and the related hedged items
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

Derivatives in Fair Value Hedging Relationships	Hedged Items in Fair Value Hedging Relationships	Net Derivative Gains (Losses) Recognized for Derivatives	Net Derivative Gains (Losses) Recognized for Hedged Items	Ineffectiveness Recognized in Net Derivative Gains (Losses)
		(In millions)
Year Ended December 31, 2015
Interest rate swaps:	Fixed maturity securities	$5	$—	$5
	Policyholder liabilities (1)	(2)	(8)	(10)
Foreign currency swaps:	Foreign-denominated fixed maturity securities	15	(7)	8
	Foreign-denominated policyholder account balances (2)	(240)	232	(8)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(75)	68	(7)
Total		$(297)	$285	$(12)
Year Ended December 31, 2014
Interest rate swaps:	Fixed maturity securities	$5	$(1)	$4
	Policyholder liabilities (1)	681	(667)	14
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(11)	2
	Foreign-denominated policyholder account balances (2)	(283)	270	(13)
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(359)	330	(29)
Total		$57	$(79)	$(22)
Year Ended December 31, 2013
Interest rate swaps:	Fixed maturity securities	$42	$(43)	$(1)
	Policyholder liabilities (1)	(830)	835	5
Foreign currency swaps:	Foreign-denominated fixed maturity securities	13	(12)	1
	Foreign-denominated policyholder account balances (2)	(97)	110	13
Foreign currency forwards:	Foreign-denominated fixed maturity securities	(109)	102	(7)
Total		$(981)	$992	$11
______________

(1)	Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2)	Fixed rate or floating rate liabilities.

Derivatives and Non-Derivative Hedging Instruments in Net Investment Hedging Relationships
The following table presents the effects of derivatives in net investment hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

Derivatives in Net Investment Hedging Relationships (1), (2)	Amount of Gains (Losses) Deferred in AOCI (Effective Portion)
	Years Ended December 31,
	2015	2014	2013
	(In millions)
Foreign currency forwards	$255	$407	$69
Currency options	(138)	222	262
Total	$117	$629	$331
______________

(1)
During the years ended December 31, 2015 and 2013, there were no sales or substantial liquidations of net investments in foreign operations that would have required the reclassification of gains or losses from AOCI into earnings. In May 2014, the Company sold its interest in MAL, which was a hedged item in a net investment hedging relationship. See Note 3. As a result, during the year ended December 31, 2014, the Company released losses of $77 million from AOCI into earnings upon the sale.

(2)
There was no ineffectiveness recognized for the Company’s hedges of net investments in foreign operations. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Schedule of estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps
The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

	December 31,
	2015			2014
Rating Agency Designation of Referenced Credit Obligations (1)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)	Estimated Fair Value of Credit Default Swaps	Maximum Amount of Future Payments under Credit Default Swaps	Weighted Average Years to Maturity (2)
	(In millions)			(In millions)
Aaa/Aa/A
Single name credit default swaps (corporate)	$6	$661	2.5	$10	$677	2.4
Credit default swaps referencing indices	6	1,635	3.4	10	1,700	2.6
Subtotal	12	2,296	3.2	20	2,377	2.6
Baa
Single name credit default swaps (corporate)	8	1,349	2.5	23	1,591	2.8
Credit default swaps referencing indices	37	5,863	4.8	94	5,774	4.7
Subtotal	45	7,212	4.4	117	7,365	4.3
Ba
Single name credit default swaps (corporate)	(2)	64	2.3	—	60	3.0
Credit default swaps referencing indices	(1)	100	1.0	(1)	100	2.0
Subtotal	(3)	164	1.5	(1)	160	2.4
B
Single name credit default swaps (corporate)	—	—	—	—	—	—
Credit default swaps referencing indices	11	639	4.9	39	625	4.9
Subtotal	11	639	4.9	39	625	4.9
Total	$65	$10,311	4.1	$175	$10,527	3.9
______________

(1)
The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody’s Investors Service (“Moody’s”), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2)	The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Estimated Fair Value of Derivative Assets and Liabilities after Master Netting Agreements and Cash Collateral
The estimated fair values of the Company’s net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

	December 31,
	2015		2014
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement	Assets	Liabilities	Assets	Liabilities
	(In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)	$13,017	$5,848	$12,256	$6,017
OTC-cleared (1)	1,600	1,217	1,380	1,054
Exchange-traded	67	25	71	11
Total gross estimated fair value of derivatives (1)	14,684	7,090	13,707	7,082
Amounts offset on the consolidated balance sheets	—	—	—	—
Estimated fair value of derivatives presented on the consolidated balance sheets (1)	14,684	7,090	13,707	7,082
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral	(4,368)	(4,368)	(4,082)	(4,082)
OTC-cleared	(1,200)	(1,200)	(989)	(989)
Exchange-traded	(1)	(1)	(5)	(5)
Cash collateral: (3), (4)
OTC-bilateral	(6,140)	(7)	(4,153)	(133)
OTC-cleared	(378)	(10)	(386)	(62)
Exchange-traded	—	(20)	—	(4)
Securities collateral: (5)
OTC-bilateral	(2,078)	(1,395)	(3,768)	(1,700)
OTC-cleared	—	—	—	(3)
Exchange-traded	—	(3)	—	(2)
Net amount after application of master netting agreements and collateral	$519	$86	$324	$102
______________

(1)
At December 31, 2015 and 2014, derivative assets included income or expense accruals reported in accrued investment income or in other liabilities of $278 million and $255 million, respectively, and derivative liabilities included income or expense accruals reported in accrued investment income or in other liabilities of $41 million and $60 million, respectively.

(2)	Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3)
Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet. In certain instances, cash collateral pledged to the Company as initial margin for OTC-bilateral derivatives is held in separate custodial accounts and is not recorded on the Company’s balance sheet because the account title is in the name of the counterparty (but segregated for the benefit of the Company). The amount of this off-balance sheet collateral was $0 and $263 million at December 31, 2015 and 2014, respectively.

(4)
The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2015 and 2014, the Company received excess cash collateral of $89 million and $87 million (including $0 and $36 million off-balance sheet cash collateral held in separate custodial accounts), respectively, and provided excess cash collateral of $204 million and $192 million, respectively, which is not included in the table above due to the foregoing limitation.

(5)
Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2015 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At December 31, 2015 and 2014, the Company received excess securities collateral with an estimated fair value of $100 million and $395 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2015 and 2014, the Company provided excess securities collateral with an estimated fair value of $150 million and $117 million, respectively, for its OTC-bilateral derivatives, $315 million and $199 million, respectively, for its OTC-cleared derivatives, and $224 million and $245 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and the consolidated statements of equity:

Derivatives in Cash Flow Hedging Relationships	Amount of Gains (Losses)Deferred in AOCI on Derivatives	Amount and Location of Gains (Losses) Reclassified from AOCI into Income (Loss)			Amount and Location of Gains (Losses)Recognized in Income (Loss) on Derivatives
	(Effective Portion)	(Effective Portion)			(Ineffective Portion)
		Net Derivative Gains (Losses)	Net Investment Income	Other Expenses	Net Derivative Gains (Losses)
	(In millions)
Year Ended December 31, 2015
Interest rate swaps	$91	$85	$12	$—	$3
Interest rate forwards	(1)	6	5	2	—
Foreign currency swaps	(109)	(720)	(1)	1	9
Credit forwards	—	1	1	—	—
Total	$(19)	$(628)	$17	$3	$12
Year Ended December 31, 2014
Interest rate swaps	$722	$42	$9	$—	$3
Interest rate forwards	86	(7)	4	2	—
Foreign currency swaps	(139)	(768)	(2)	2	1
Credit forwards	—	—	1	—	—
Total	$669	$(733)	$12	$4	$4
Year Ended December 31, 2013
Interest rate swaps	$(635)	$20	$8	$—	$(3)
Interest rate forwards	(59)	10	3	(1)	1
Foreign currency swaps	(165)	(3)	(3)	1	3
Credit forwards	(4)	—	1	—	—
Total	$(863)	$27	$9	$—	$1

Schedule of Derivative Instruments
The following table presents the estimated fair value of the Company’s OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The table also presents the incremental collateral that the Company would be required to provide if there was a one notch downgrade in the Company’s credit rating at the reporting date or if the Company’s credit rating sustained a downgrade to a level that triggered full overnight collateralization or termination of the derivative position at the reporting date. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

	December 31,
	2015			2014
	Derivatives Subject to Credit-Contingent Provisions	Derivatives Not Subject to Credit-Contingent Provisions	Total	Derivatives Subject to Credit-Contingent Provisions	Derivatives Not Subject to Credit-Contingent Provisions	Total
	(In millions)
Estimated fair value of derivatives in a net liability position (1)	$1,270	$207	$1,477	$1,832	$84	$1,916
Estimated Fair Value of Collateral Provided
Fixed maturity securities	$1,365	$174	$1,539	$1,750	$65	$1,815
Cash	$4	$4	$8	$131	$2	$133
Fair Value of Incremental Collateral Provided Upon
One notch downgrade in the company's credit rating	$1	$—	$1	$5	$—	$5
Downgrade in the company's credit rating to a level that triggers full overnight collateralization or termination of the derivative position	$1	$—	$1	$7	$—	$7
______________

(1)	After taking into consideration the existence of netting agreements.

Embedded Derivative Financial Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table presents changes in estimated fair value related to embedded derivatives:

	Years Ended December 31,
	2015	2014	2013
	(In millions)
Net derivative gains (losses) (1)	$(239)	$(321)	$5,104
Policyholder benefits and claims	$21	$87	$(139)
______________

(1)
The valuation of guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $163 million, $13 million and ($952) million for the years ended December 31, 2015, 2014 and 2013, respectively.

Schedule of Derivative Instruments
The following table presents the estimated fair value and balance sheet location of the Company’s embedded derivatives that have been separated from their host contracts at:

		December 31,
	Balance Sheet Location	2015	2014
		(In millions)
Net embedded derivatives within asset host contracts:
Ceded guaranteed minimum benefits	Premiums, reinsurance and other receivables	$356	$324
Funds withheld on assumed reinsurance	Other invested assets	35	53
Options embedded in debt or equity securities	Investments	(220)	(217)
Net embedded derivatives within asset host contracts		$171	$160
Net embedded derivatives within liability host contracts:
Direct guaranteed minimum benefits	Policyholder account balances and Future policy benefits	$(20)	$(1,126)
Assumed guaranteed minimum benefits	Policyholder account balances	965	973
Funds withheld on ceded reinsurance	Other liabilities	(14)	83
Other	Policyholder account balances	4	24
Net embedded derivatives within liability host contracts		$935	$(46)